Organization and principal activities (Schedule of Financial Statement Amounts and Balances for Variable Interest Entities) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 2,387,478		¥ 1,524,982		$ 347,867
Short-term investments	4,587,610		3,437,707		668,436
Accounts receivable, net	917,443		667,750		133,676
Prepayments and other current assets	813,403		657,272		118,517
Property and equipment, net	1,329,752		1,351,681		193,751
Long-term investments	3,365,906		1,808,601		490,429
Long-term prepayments and other non-current assets	639,478		755,260		93,174
Total assets	31,830,845		28,266,512		4,637,902
Accounts payable	887,558		624,300		129,321
Deferred revenues	2,348,333		2,123,755		342,163
Customer advances	1,465,169		1,365,437		213,482
Taxes payable	250,231		186,491		36,460
Salary and welfare payable	642,445		536,831		93,607
Due to Related Parties, Current	56,612		50,584
Accrued expenses and other current liabilities	878,368		689,134		127,982
Deferred tax liabilities	283,112		319,219		41,251
Total liabilities	7,569,685		6,714,970		$ 1,102,938
Revenue	13,137,815	$ 1,914,241	10,068,780	¥ 7,592,127
Net income/(loss)	2,129,197	310,234	1,384,575	(768,047)
Net cash provided by operating activities	3,799,581	553,616	2,779,880	1,887,849
Net cash provided/(used in) by investing activities	(3,086,965)	(449,785)	(3,210,290)	(2,799,529)
Net cash provided by financing activities	46,920	$ 6,836	571,076	58,631
Consolidated VIE's [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	1,201,368		320,493
Short-term investments	1,162,694		1,679,516
Accounts receivable, net	437,985		409,759
Prepayments and other current assets	659,454		477,308
Property and equipment, net	140,600		111,962
Long-term investments	1,703,968		193,867
Intangible assets, net and goodwill	15,634,421		15,808,421
Long-term prepayments and other non-current assets	52,364		224,671
Total assets	20,992,854		19,225,997
Accounts payable	297,774		171,306
Deferred revenues	803,140		872,148
Customer advances	239,622		288,953
Taxes payable	35,583		53,629
Salary and welfare payable	295,430		233,692
Due to Related Parties, Current	4,326,185		2,147,993
Accrued expenses and other current liabilities	312,681		190,498
Deferred tax liabilities	246,858		282,603
Total liabilities	6,557,273		4,240,822
Revenue	4,244,322		4,086,645	2,459,689
Net income/(loss)	(603,099)		649,831	(457,054)
Net cash provided by operating activities	2,201,663		1,272,425	396,925
Net cash provided/(used in) by investing activities	(1,402,912)		(1,449,482)	(446,062)
Net cash provided by financing activities	¥ 80,000		¥ 3,485	¥ 28,235